Gains Losses On Financial Assets At Fair Value Through Profit Or Loss Gains or losses on financial assets designated at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL	₩ (110,950)	₩ (71,399)	₩ 69,205
Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL	(112,476)	(76,172)	67,500
Securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL	290	896	965
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL	1,236	3,877	740
Net gains and losses on disposals | Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL	(79,965)	(24,165)	(22,363)
Net gains and losses on disposals | Securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL		14	(62)
Net gains and losses on valuation | Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL	(32,511)	(52,007)	89,863
Net gains and losses on valuation | Securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL	290	882	1,027
Net gains and losses on valuation | Other financial instruments
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets designated at FVTPL	₩ 1,236	₩ 3,877	₩ 740